Events occurring after the balance sheet date	3 Months Ended
Mar. 31, 2026
Events occurring after the balance sheet date
Events occurring after the balance sheet date

13.    Events occurring after the balance sheet date

No other significant events have taken place subsequent to the balance sheet date March 31, 2026 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.